Long-Term Loans, Net of Current Maturities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Short and Long-Term Loans, Net of Current Maturities [Abstract]
Loan amount	$ 419	$ 1,202
Repayment of bank deposit	259
Acquisition costs	$ 338
Nominal interest rate	4.00%